Associates and joint ventures	12 Months Ended
Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures

5 Associates and joint ventures

	2019		2018		2017

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	7,581	2,158	7,235	2,058	14,085	4,794

Profit from operations*	2,386	704	2,128	630	4,342	24,854

Net finance costs	(7)	(2)	(8)	(3)	(279)	(116)

Profit on ordinary activities before taxation	2,379	702	2,120	627	4,063	24,738

Taxation on ordinary activities	(666)	(196)	(678)	(201)	(1,441)	(522)

Profit on ordinary activities after taxation	1,713	506	1,442	426	2,622	24,216

Non-controlling interests	(27)	(8)	(24)	(7)	(22)	(7)

Post-tax results of associates and joint ventures	1,686	498	1,418	419	2,600	24,209

The post-tax results above include:

– issue of shares and change in shareholding	86	25	75	22	98	29

– gain on deemed divestment of RAI	–	–	–	–	–	23,288

– other	–	–	35	10	(283)	(120)

*	The gain on deemed divestment of RAI is recognised in the Group’s share of associates profit from operations.

Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2019, 2018 and 2017.

(a) Adjusting items

In 2019, the Group’s interest in ITC Ltd. (ITC) decreased from 29.57% to 29.46% (2018: 29.71% to 29.57%; 2017: 29.89% to 29.71%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme. The issue of these shares and change in the Group’s share of ITC resulted in a gain of £25 million (2018: £22 million; 2017: £29 million), which is treated as a deemed partial disposal and included in the income statement.

In 2018, ITC has also recognised an adjusting gain in respect of the release of certain provisions related to a tax claim, the Group’s share of which was £10 million.

On 25 July 2017, the Group announced the completion of the acquisition of the 57.8% of RAI the Group did not already own. As at this date RAI ceased to be reported as an associate and has become a fully owned subsidiary. Accordingly, as at that date, the Group was deemed to divest its investment in RAI as an associate and consolidated RAI in accordance with IFRS 10 Consolidated Financial Statements. This resulted in a gain of £23,288 million that has been reported in the Group’s share of post-tax results of associates and joint ventures.

In 2017, due to a deterioration in the financial performance of Tisak d.d. (Tisak), linked to the financial difficulties associated with a third-party distributor (Agrokor) in Croatia, the Group impaired the carrying value of this investment. This resulted in a charge of £27 million to the income statement that has been reported as an ‘other’ adjusting item.

In 2017, RAI recognised, prior to acquisition by the Group, the following amounts in ‘other’: transaction costs associated with the acquisition by the Group of US$125 million, the Group’s share of which is £33 million (net of tax), deferred tax charges in respect of temporary differences on trademarks of US$51 million, the Group’s share of which is £18 million, restructuring charges of US$79 million, the Group’s share of which is £14 million (net of tax) and costs in respect of a number of Engle progeny lawsuits and other tobacco litigation charges that amounted to US$162 million, the Group’s share of which is £32 million (net of tax). Additionally, there is income of US$17 million related to the Non-Participating Manufacturer (NPM) Adjustment claims of the states no longer challenging the findings of non-diligence entered against them by an Arbitration Panel, the Group’s share of which is £4 million (net of tax).

(b) Master Settlement Agreement

For information on the Master Settlement Agreement applicable to RAI as an associate for the period up to and including 24 July 2017 (note 3(d)).

(c) Other financial information

The Group’s share of the results of associates and joint ventures is shown in the table below.

	2019	2018	2017

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	498	419	24,209

Other comprehensive income:

Items that may be reclassified to profit & loss	(115)	(38)	(918)

Items that will not be reclassified to profit & loss	7	6	25

Total comprehensive income	390	387	23,316

Summarised financial information of the Group’s associates and joint ventures is shown below.

	2019

	ITC £m	Others £m	Total £m

Revenue	5,556	2,025	7,581

Profit on ordinary activities before taxation	2,322	57	2,379

Post-tax results of associates and joint ventures	1,646	40	1,686

Other comprehensive income	(365)	–	(365)

Total comprehensive income	1,281	40	1,321

	2018

	ITC £m	Others £m	Total £m

Revenue	5,072	2,163	7,235

Profit on ordinary activities before taxation	2,059	61	2,120

Post-tax results of associates and joint ventures	1,373	45	1,418

Other comprehensive income	(110)	–	(110)

Total comprehensive income	1,263	45	1,308

	2017

	RAI* £m	ITC £m	Others £m	Total £m

Revenue	5,525	6,607	1,953	14,085

Profit on ordinary activities before taxation	2,017	2,054	(8)	4,063

Post-tax results of associates and joint ventures	1,261	1,362	(23)	2,600

Other comprehensive income	(595)	(135)	(8)	(738)

Total comprehensive income	666	1,227	(31)	1,862

*	The information presented above for RAI is for the period from 1 January 2017 up to and including 24 July 2017 (see note 23).